Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue [abstract]
Current Credits for contracts included in the item "Trade receivables"	$ 993	$ 1,490	$ 1,334
Current contract assets	10	1	13
Current contract liabilities	69	77	130
Noncurrent Credits for contracts included in the item "Trade receivables"	41	51	116
Noncurrent Contract liabilities	$ 34	$ 0	$ 0